PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 29,886	$ 30,836	$ 33,024
Changes in provisions
Additional provisions	33,457
Increase in existing provisions		8,592	3,257
Used provisions	(13,652)	(5,349)	(2,832)
Increase (decrease) in foreign currency exchange	(1,144)	(4,505)	(2,240)
Other Increases (Decreases)	1,672	312	(373)
Total Changes	20,333	(950)	(2,188)
Closing balance	50,219	29,886	30,836
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	29,886	30,836	33,011
Changes in provisions
Additional provisions	24,582
Increase in existing provisions		8,592	3,257
Used provisions	(13,652)	(5,349)	(2,832)
Increase (decrease) in foreign currency exchange	(1,144)	(4,505)	(2,240)
Other Increases (Decreases)	(4)	312	(362)
Total Changes	9,782	(950)	(2,177)
Closing balance	39,668	29,886	30,836
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	0	0	11
Changes in provisions
Additional provisions	8,875
Increase in existing provisions		0	0
Used provisions	0	0	0
Increase (decrease) in foreign currency exchange	0	0	0
Other Increases (Decreases)	1,676	0	(11)
Total Changes	10,551	0	(11)
Closing balance	$ 10,551	$ 0	$ 0